Taxes (Details) - Schedule of Statutory Effective Tax Rate		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Statutory Effective Tax Rate [Abstract]
Statutory PRC income tax rate		25.00%	25.00%	25.00%
Favorable tax rate impact	[1]	(5.30%)	(7.70%)	(6.80%)
Permanent difference			0.30%	0.50%
Change in valuation allowance		2.00%	1.20%	2.20%
Effective tax rate		21.63%	18.80%	20.90%

[1]	Distance Learning and Huaxia Muke are subject to a favorable tax rate of 15%; Hunan Huafu, Digital Information, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Guangxi Huafu, Sichuan Huafu and Guangzhou Huafu are subject to a favorable tax rate of 5%.